Warrant derivative liability (Placement Agent Warrants) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Apr. 05, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Nov. 15, 2017
Class of warrant or right, outstanding					896,739
Change in fair value of warrant derivative liability		$ 0	$ 247	$ 4
Placement Agent Warrants [Member]
Issued warrants	34,783
Placement agent	8.00%
Exercise Price					$ 1.00
Class of warrant or right, outstanding			95,653		95,653
Fair value of warrants		$ 46